Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000131991
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Redwood Managed Volatility Fund
C000131992
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Redwood Managed Volatility Fund
C000131993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Redwood Managed Volatility Fund
C000195032
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Redwood Systematic Macro Trend Fund
C000195033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Redwood Systematic Macro Trend Fund
Without Sales Load [Member] | C000131991
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	0.51%		1.97%
Without Sales Load [Member] | C000131992
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%	0.27%		1.73%
Without Sales Load [Member] | C000131993
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%	0.62%		2.06%
Without Sales Load [Member] | C000195032
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.84%)	8.29%	6.65%
Without Sales Load [Member] | C000195033
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.25%)	8.29%	6.56%
ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return, Percent	5.99%	0.52%		1.66%
ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return, Percent	5.99%	0.52%		1.66%
ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Treasuries 3-5 Yr Index (USD)
Average Annual Return, Percent	5.99%	0.52%		1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	8.59%	13.89%	10.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%	17.64%	14.86%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	8.59%	13.89%	10.83%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%	17.64%	14.86%